UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
2018 was a volatile year for U.S. equities with the market eventually ending the year in negative territory. The year began strongly, supported by the fiscal stimulus package announced in late 2017 which boosted growth through cuts in both corporate and income tax and also through increased incentives for investment. The package, combined with further fiscal spending plans announced in the spring was forecast to increase U.S. growth by approx. 1% over the course of 2018 and 2019. The reduction in the U.S. corporate tax rate to 21% was a particular boost for U.S. earnings and resulted in forecasts for U.S. corporate earnings growth being significantly revised higher to over 20% for the year.
While the fiscal packages provided a positive backdrop for the U.S. equity market and helped contribute to the initial gains, a number of issues arose through the year which led to occasional setbacks in the market and ultimately caused U.S. equities to end the year down following a particularly weak fourth quarter.
In February, concerns about potentially higher interest rates and bond yields following a larger than expected rise in wage inflation caused equity markets to give up their early year gains. The continued positive domestic growth backdrop and eventual easing of inflation concerns however enabled the market to recover and begin to move higher again through the second quarter. Rising concerns regarding the possible outbreak of a global trade war following the announcement of various tariffs by the U.S. on a range of imports from a number of trading partners contributed to a number of declines in the market through the summer months. Despite these concerns, the overriding positive growth and earnings backdrop enabled the market to reach new all-time highs in late September.
The fourth quarter however proved to be a difficult time for the equity market. With the U.S. Federal Reserve suggesting it would continue to raise interest rates, investors began to fear the Fed was potentially making a policy mistake by raising rates too aggressively to a level which could cause a recession. Fears of a possible recession were exacerbated by the emergence of softer U.S. economic data towards year end. Investor anxiety increased further as downward revisions to earnings forecasts became apparent while the government shut down in late December also negatively impacted sentiment. Following the worst December for the equity market since the 1930s, the S&P 500 Index eventually ended the year in negative territory.
The Great-West S&P 500® Index Fund (Institutional Class shares) returned -4.50% in the twelve month period compared to -4.38% for its benchmark index. Growth stocks outperformed during 2018 as an increasingly challenging economic backdrop emerged, with growth and inflation expectations falling towards year end. Cyclical and financial related stocks underperformed due to the increasingly uncertain economic backdrop and the falling yield environment in the second half of the year while defensive stocks outperformed.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-4.50%	N/A	7.12%
Investor Class	-4.89%	7.86%	12.48%
Class L	-5.22%	7.57%	10.77%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2018 (unaudited)
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	22.75%
Financial	17.46
Technology	15.46
Communications	14.19
Industrial	8.85
Consumer, Cyclical	8.23
Energy	5.17
Utilities	3.24
Basic Materials	2.14
Short Term Investments	2.51
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 930.50	$0.78
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.82
Investor Class
Actual	$1,000.00	$ 928.80	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.60
Class L
Actual	$1,000.00	$ 927.00	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.40	$3.97
* Expenses are equal to the Fund's annualized expense ratio of 0.16% for the Institutional Class, 0.51% for the Investor Class and 0.78% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.14%
26,309	Air Products & Chemicals Inc	$ 4,210,755
12,338	Albemarle Corp(a)	950,890
13,400	Celanese Corp Series A	1,205,598
30,057	CF Industries Holdings Inc	1,307,780
283,467	DowDuPont Inc	15,159,815
17,240	Eastman Chemical Co	1,260,416
16,211	FMC Corp	1,198,965
172,202	Freeport-McMoRan Inc	1,775,403
12,491	International Flavors & Fragrances Inc	1,677,167
51,468	International Paper Co	2,077,248
67,217	Linde PLC	10,488,541
38,444	LyondellBasell Industries NV Class A	3,197,003
45,541	Mosaic Co	1,330,253
62,989	Newmont Mining Corp	2,182,569
37,606	Nucor Corp	1,948,367
29,510	PPG Industries Inc	3,016,807
10,639	Sherwin-Williams Co	4,186,021
		57,173,598
Communications — 14.19%
36,984	Alphabet Inc Class A(b)	38,646,801
37,873	Alphabet Inc Class C(b)	39,221,658
50,758	Amazon.com Inc(b)	76,236,993
6,000	Arista Networks Inc(b)	1,264,200
900,798	AT&T Inc	25,708,775
5,859	Booking Holdings Inc(b)	10,091,659
43,394	CBS Corp Class B	1,897,186
116,435	CenturyLink Inc	1,763,990
22,088	Charter Communications Inc Class A(b)	6,294,417
555,762	Cisco Systems Inc	24,081,167
563,093	Comcast Corp Class A	19,173,317
21,810	Discovery Inc Class A(b)	539,579
44,644	Discovery Inc Class C(b)	1,030,384
29,910	DISH Network Corp Class A(b)	746,853
111,032	eBay Inc(b)	3,116,668
14,405	Expedia Group Inc	1,622,723
7,884	F5 Networks Inc(b)	1,277,445
296,004	Facebook Inc Class A(b)	38,803,164
46,414	Interpublic Group of Cos Inc	957,521
43,057	Juniper Networks Inc	1,158,664
19,369	Motorola Solutions Inc	2,228,210
53,428	Netflix Inc(b)	14,300,538
56,166	News Corp Class A	637,484
13,531	News Corp Class B	156,283
26,519	Omnicom Group Inc	1,942,252
73,409	Symantec Corp	1,387,063
14,126	TripAdvisor Inc(b)	761,956
131,725	Twenty-First Century Fox Inc Class A	6,338,607
58,409	Twenty-First Century Fox Inc Class B	2,790,782
89,767	Twitter Inc(b)	2,579,904
13,349	VeriSign Inc(b)	1,979,523
Shares		Fair Value
Communications — (continued)
508,652	Verizon Communications Inc	$ 28,596,415
40,523	Viacom Inc Class B	1,041,441
182,435	Walt Disney Co	20,003,998
		378,377,620
Consumer, Cyclical — 8.23%
8,643	Advance Auto Parts Inc	1,360,927
13,595	Alaska Air Group Inc	827,256
52,590	American Airlines Group Inc	1,688,665
33,137	Aptiv PLC	2,040,245
3,379	AutoZone Inc(b)	2,832,751
31,410	Best Buy Co Inc	1,663,474
27,099	BorgWarner Inc	941,419
21,993	CarMax Inc(a)(b)	1,379,621
49,433	Carnival Corp	2,437,047
3,217	Chipotle Mexican Grill Inc(b)	1,389,068
23,515	Copart Inc(b)	1,123,547
53,770	Costco Wholesale Corp	10,953,487
14,928	Darden Restaurants Inc	1,490,710
79,365	Delta Air Lines Inc	3,960,313
32,844	Dollar General Corp	3,549,780
29,852	Dollar Tree Inc(b)	2,696,233
42,878	DR Horton Inc	1,486,151
36,082	Fastenal Co	1,886,728
14,890	Foot Locker Inc	792,148
481,675	Ford Motor Co	3,684,814
30,318	Gap Inc	780,992
157,316	General Motors Co	5,262,220
17,911	Genuine Parts Co	1,719,814
32,817	Goodyear Tire & Rubber Co	669,795
43,001	Hanesbrands Inc	538,803
22,553	Harley-Davidson Inc	769,508
12,982	Hasbro Inc	1,054,787
35,839	Hilton Worldwide Holdings Inc	2,573,240
140,032	Home Depot Inc	24,060,298
20,429	Kohl's Corp	1,355,260
28,129	L Brands Inc	722,071
15,214	Leggett & Platt Inc	545,270
35,153	Lennar Corp Class A	1,376,240
42,215	LKQ Corp(b)	1,001,762
99,930	Lowe's Cos Inc	9,229,535
38,980	Macy's Inc	1,160,824
35,628	Marriott International Inc Class A	3,867,776
50,190	Mattel Inc(a)(b)	501,398
95,605	McDonald's Corp	16,976,580
64,267	MGM Resorts International	1,559,117
16,235	Michael Kors Holdings Ltd(b)	615,631
7,900	Mohawk Industries Inc(b)	923,984
56,586	Newell Brands Inc	1,051,934
157,729	NIKE Inc Class B	11,694,028
15,734	Nordstrom Inc	733,362
23,285	Norwegian Cruise Line Holdings Ltd(b)	987,051
9,696	O'Reilly Automotive Inc(b)	3,338,624
44,750	PACCAR Inc	2,557,015
30,019	PulteGroup Inc	780,194

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Cyclical — (continued)
8,298	PVH Corp	$ 771,299
5,867	Ralph Lauren Corp	607,000
45,762	Ross Stores Inc	3,807,398
20,926	Royal Caribbean Cruises Ltd	2,046,354
62,630	Southwest Airlines Co	2,911,042
152,230	Starbucks Corp	9,803,612
33,504	Tapestry Inc	1,130,760
65,307	Target Corp	4,316,140
13,438	Tiffany & Co(a)	1,081,893
155,614	TJX Cos Inc	6,962,170
13,685	Tractor Supply Co	1,141,876
7,022	Ulta Beauty Inc(b)	1,719,266
27,387	Under Armour Inc Class A(a)(b)	483,928
26,045	Under Armour Inc Class C(a)(b)	421,148
26,642	United Continental Holdings Inc(b)	2,230,735
38,605	VF Corp	2,754,081
99,060	Walgreens Boots Alliance Inc	6,768,770
176,892	Walmart Inc	16,477,490
7,913	Whirlpool Corp	845,662
5,655	WW Grainger Inc	1,596,746
12,520	Wynn Resorts Ltd	1,238,353
39,890	Yum! Brands Inc	3,666,689
		219,373,909
Consumer, Non-Cyclical — 22.75%
217,296	Abbott Laboratories	15,717,020
185,056	AbbVie Inc	17,060,313
5,500	ABIOMED Inc(b)	1,787,720
28,236	Alexion Pharmaceuticals Inc(b)	2,749,057
9,109	Align Technology Inc(b)	1,907,698
38,902	Allergan PLC	5,199,641
229,588	Altria Group Inc	11,339,351
19,309	AmerisourceBergen Corp	1,436,590
80,196	Amgen Inc	15,611,755
32,106	Anthem Inc	8,431,999
71,020	Archer-Daniels-Midland Co	2,909,689
54,407	Automatic Data Processing Inc	7,133,846
12,468	Avery Dennison Corp	1,120,000
62,829	Baxter International Inc	4,135,405
32,848	Becton Dickinson & Co	7,401,311
24,672	Biogen Inc(b)	7,424,298
171,723	Boston Scientific Corp(b)	6,068,691
201,382	Bristol-Myers Squibb Co	10,467,836
19,720	Brown-Forman Corp Class B	938,278
27,657	Campbell Soup Co	912,404
36,658	Cardinal Health Inc	1,634,947
88,073	Celgene Corp(b)	5,644,599
25,681	Centene Corp(b)	2,961,019
28,428	Church & Dwight Co Inc	1,869,425
46,041	Cigna Corp	8,744,074
10,649	Cintas Corp	1,788,926
16,393	Clorox Co	2,526,817
472,390	Coca-Cola Co	22,367,666
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
105,678	Colgate-Palmolive Co	$ 6,289,955
59,933	Conagra Brands Inc	1,280,169
20,722	Constellation Brands Inc Class A	3,332,512
6,450	Cooper Cos Inc	1,641,525
64,246	Coty Inc Class A	421,454
157,846	CVS Health Corp	10,342,070
75,447	Danaher Corp	7,780,095
14,730	DaVita Inc(b)	758,006
25,028	DENTSPLY SIRONA Inc	931,292
32,305	Ecolab Inc	4,760,142
25,497	Edwards Lifesciences Corp(b)	3,905,375
117,764	Eli Lilly & Co	13,627,650
14,264	Equifax Inc	1,328,406
27,135	Estee Lauder Cos Inc Class A	3,530,263
11,102	FleetCor Technologies Inc(b)	2,061,863
12,015	Gartner Inc(b)	1,535,998
70,802	General Mills Inc	2,757,030
159,760	Gilead Sciences Inc	9,992,988
19,140	Global Payments Inc	1,973,908
20,857	H&R Block Inc	529,142
32,152	HCA Healthcare Inc	4,001,316
18,062	Henry Schein Inc(b)	1,418,228
17,251	Hershey Co	1,848,962
31,095	Hologic Inc(b)	1,278,004
36,463	Hormel Foods Corp	1,556,241
17,300	Humana Inc	4,956,104
11,153	IDEXX Laboratories Inc(b)	2,074,681
45,392	IHS Markit Ltd(b)	2,177,454
18,144	Illumina Inc(b)	5,441,930
20,640	Incyte Corp(b)	1,312,498
14,141	Intuitive Surgical Inc(b)	6,772,408
20,527	IQVIA Holdings Inc(b)	2,384,622
13,229	JM Smucker Co	1,236,779
331,562	Johnson & Johnson	42,788,076
33,261	Kellogg Co	1,896,210
41,771	Kimberly-Clark Corp	4,759,388
77,233	Kraft Heinz Co	3,324,108
94,970	Kroger Co	2,611,675
12,873	Laboratory Corp of America Holdings(b)	1,626,632
18,664	Lamb Weston Holdings Inc	1,372,924
15,194	McCormick & Co Inc	2,115,613
24,511	McKesson Corp	2,707,730
164,894	Medtronic PLC	14,998,758
321,573	Merck & Co Inc	24,571,393
21,327	Molson Coors Brewing Co Class B	1,197,724
179,350	Mondelez International Inc Class A	7,179,381
50,463	Monster Beverage Corp(b)	2,483,789
21,117	Moody's Corp	2,957,225
66,890	Mylan NV(b)	1,832,786
22,209	Nektar Therapeutics(b)	730,010
44,274	Nielsen Holdings PLC	1,032,912
146,169	PayPal Holdings Inc(b)	12,291,351
174,339	PepsiCo Inc	19,260,973
13,933	Perrigo Co PLC	539,904

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
721,088	Pfizer Inc	$ 31,475,491
192,531	Philip Morris International Inc	12,853,370
307,827	Procter & Gamble Co	28,295,458
20,442	Quanta Services Inc	615,304
16,125	Quest Diagnostics Inc	1,342,729
9,194	Regeneron Pharmaceuticals Inc(b)	3,433,959
16,894	ResMed Inc	1,923,720
14,059	Robert Half International Inc	804,175
14,920	Rollins Inc	538,630
30,460	S&P Global Inc	5,176,372
38,903	Stryker Corp	6,098,045
58,511	Sysco Corp	3,666,299
49,702	Thermo Fisher Scientific Inc	11,122,811
19,710	Total System Services Inc	1,602,226
37,200	Tyson Foods Inc Class A	1,986,480
10,214	United Rentals Inc(b)	1,047,241
118,553	UnitedHealth Group Inc	29,533,923
10,160	Universal Health Services Inc Class B	1,184,250
12,077	Varian Medical Systems Inc(b)	1,368,445
20,853	Verisk Analytics Inc Class A(b)	2,273,811
31,399	Vertex Pharmaceuticals Inc(b)	5,203,128
6,120	WellCare Health Plans Inc(b)	1,444,871
62,597	Western Union Co	1,067,905
25,748	Zimmer Biomet Holdings Inc	2,670,583
60,416	Zoetis Inc	5,167,985
		606,705,218
Energy — 5.17%
64,998	Anadarko Petroleum Corp	2,849,512
48,913	Apache Corp	1,283,966
63,503	Baker Hughes	1,365,315
50,876	Cabot Oil & Gas Corp	1,137,079
236,623	Chevron Corp	25,742,216
11,744	Cimarex Energy Co	724,018
23,478	Concho Resources Inc(b)	2,413,304
141,578	ConocoPhillips	8,827,388
57,805	Devon Energy Corp	1,302,925
18,754	Diamondback Energy Inc	1,738,496
71,465	EOG Resources Inc	6,232,463
522,493	Exxon Mobil Corp	35,628,798
110,320	Halliburton Co	2,932,305
15,522	Helmerich & Payne Inc	744,125
29,766	Hess Corp	1,205,523
18,215	HollyFrontier Corp	931,151
225,939	Kinder Morgan Inc	3,474,942
101,102	Marathon Oil Corp	1,449,803
83,572	Marathon Petroleum Corp	4,931,584
45,341	National Oilwell Varco Inc	1,165,264
28,618	Newfield Exploration Co(b)	419,540
54,708	Noble Energy Inc	1,026,322
95,998	Occidental Petroleum Corp	5,892,357
52,135	ONEOK Inc	2,812,683
51,414	Phillips 66	4,429,316
Shares		Fair Value
Energy — (continued)
21,858	Pioneer Natural Resources Co	$ 2,874,764
168,815	Schlumberger Ltd	6,090,845
51,982	TechnipFMC PLC	1,017,807
52,832	Valero Energy Corp	3,960,815
149,587	Williams Cos Inc	3,298,393
		137,903,019
Financial — 17.46%
5,933	Affiliated Managers Group Inc	578,111
92,634	Aflac Inc	4,220,405
13,606	Alexandria Real Estate Equities Inc REIT	1,567,955
5,353	Alliance Data Systems Corp	803,378
41,636	Allstate Corp	3,440,383
86,223	American Express Co	8,218,776
112,505	American International Group Inc	4,433,822
53,367	American Tower Corp REIT	8,442,126
17,927	Ameriprise Financial Inc	1,871,041
30,276	Aon PLC	4,400,919
20,680	Apartment Investment & Management Co REIT Class A	907,438
21,577	Arthur J Gallagher & Co	1,590,225
6,011	Assurant Inc	537,624
17,376	AvalonBay Communities Inc REIT	3,024,293
1,127,451	Bank of America Corp	27,780,393
115,189	Bank of New York Mellon Corp	5,421,946
97,608	BB&T Corp	4,228,379
240,196	Berkshire Hathaway Inc Class B(b)	49,043,219
15,184	BlackRock Inc	5,964,579
18,658	Boston Properties Inc REIT	2,099,958
14,356	Brighthouse Financial Inc(b)	437,571
57,445	Capital One Financial Corp	4,342,268
12,549	CBOE Global Markets Inc	1,227,669
42,071	CBRE Group Inc Class A(b)	1,684,523
149,841	Charles Schwab Corp	6,222,897
56,410	Chubb Ltd	7,287,044
20,179	Cincinnati Financial Corp	1,562,258
301,839	Citigroup Inc	15,713,738
60,030	Citizens Financial Group Inc	1,784,692
44,147	CME Group Inc	8,304,934
22,033	Comerica Inc	1,513,447
51,020	Crown Castle International Corp REIT	5,542,303
25,938	Digital Realty Trust Inc REIT	2,763,694
42,151	Discover Financial Services	2,486,066
41,623	Duke Realty Corp REIT	1,078,036
34,124	E*TRADE Financial Corp	1,497,361
9,941	Equinix Inc REIT	3,504,799
43,260	Equity Residential REIT	2,855,593
7,775	Essex Property Trust Inc REIT	1,906,508

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Financial — (continued)
5,638	Everest Re Group Ltd	$ 1,227,731
16,953	Extra Space Storage Inc REIT	1,533,907
8,348	Federal Realty Investment Trust REIT	985,398
84,861	Fifth Third Bancorp	1,996,779
20,317	First Republic Bank	1,765,547
37,538	Franklin Resources Inc	1,113,377
42,551	Goldman Sachs Group Inc	7,108,145
43,137	Hartford Financial Services Group Inc	1,917,440
62,843	HCP Inc REIT	1,755,205
92,293	Host Hotels & Resorts Inc REIT	1,538,524
123,254	Huntington Bancshares Inc	1,469,188
72,026	Intercontinental Exchange Inc	5,425,719
55,981	Invesco Ltd	937,122
38,423	Iron Mountain Inc REIT	1,245,289
33,501	Jefferies Financial Group Inc	581,577
410,809	JPMorgan Chase & Co	40,103,175
123,414	KeyCorp	1,824,059
47,059	Kimco Realty Corp REIT	689,414
25,575	Lincoln National Corp	1,312,253
32,174	Loews Corp	1,464,560
17,740	M&T Bank Corp	2,539,126
10,985	Macerich Co REIT	475,431
63,149	Marsh & McLennan Cos Inc	5,036,133
111,644	MasterCard Inc Class A	21,061,641
123,905	MetLife Inc	5,087,539
14,705	Mid-America Apartment Communities Inc REIT	1,407,268
160,602	Morgan Stanley	6,367,869
14,199	NASDAQ Inc	1,158,212
26,550	Northern Trust Corp	2,219,314
47,443	People's United Financial Inc	684,602
56,775	PNC Financial Services Group Inc	6,637,565
31,134	Principal Financial Group Inc	1,375,189
72,852	Progressive Corp	4,395,161
77,014	Prologis Inc REIT	4,522,262
52,805	Prudential Financial Inc	4,306,248
17,849	Public Storage REIT	3,612,816
15,988	Raymond James Financial Inc	1,189,667
34,602	Realty Income Corp REIT	2,181,310
20,016	Regency Centers Corp REIT	1,174,539
133,263	Regions Financial Corp	1,783,059
14,516	SBA Communications Corp REIT(b)	2,349,995
37,274	Simon Property Group Inc REIT	6,261,659
11,288	SL Green Realty Corp REIT	892,655
45,371	State Street Corp	2,861,549
54,044	SunTrust Banks Inc	2,725,979
6,340	SVB Financial Group(b)	1,204,093
82,777	Synchrony Financial	1,941,948
28,624	T Rowe Price Group Inc	2,642,568
14,366	Torchmark Corp	1,070,698
Shares		Fair Value
Financial — (continued)
33,589	Travelers Cos Inc	$ 4,022,283
35,823	UDR Inc REIT	1,419,307
24,841	Unum Group	729,829
188,826	US Bancorp	8,629,348
45,243	Ventas Inc REIT	2,650,787
217,881	Visa Inc Class A	28,747,219
19,458	Vornado Realty Trust REIT	1,206,980
523,559	Wells Fargo & Co	24,125,599
45,517	Welltower Inc REIT	3,159,335
97,324	Weyerhaeuser Co REIT	2,127,503
16,888	Willis Towers Watson PLC	2,564,612
23,290	Zions Bancorp NA	948,835
		465,782,512
Industrial — 8.85%
72,189	3M Co	13,754,892
37,143	Agilent Technologies Inc	2,505,667
10,619	Allegion PLC	846,440
28,779	AMETEK Inc	1,948,338
36,267	Amphenol Corp Class A	2,938,352
19,123	AO Smith Corp	816,552
56,402	Arconic Inc	950,938
42,769	Ball Corp	1,966,519
65,419	Boeing Co	21,097,628
72,701	Caterpillar Inc	9,238,116
16,527	CH Robinson Worldwide Inc	1,389,755
97,103	Corning Inc	2,933,482
101,371	CSX Corp	6,298,180
17,602	Cummins Inc	2,352,331
39,333	Deere & Co	5,867,304
18,073	Dover Corp	1,282,279
51,694	Eaton Corp PLC	3,549,310
78,448	Emerson Electric Co	4,687,268
20,210	Expeditors International of Washington Inc	1,376,099
30,218	FedEx Corp	4,875,070
14,462	FLIR Systems Inc	629,675
17,880	Flowserve Corp	679,798
20,170	Fluor Corp	649,474
39,368	Fortive Corp	2,663,639
15,031	Fortune Brands Home & Security Inc	571,028
14,729	Garmin Ltd	932,640
34,820	General Dynamics Corp	5,474,052
1,062,691	General Electric Co	8,044,571
15,125	Harris Corp	2,036,581
91,501	Honeywell International Inc	12,089,112
5,139	Huntington Ingalls Industries Inc	978,003
37,935	Illinois Tool Works Inc	4,805,985
28,861	Ingersoll-Rand PLC	2,632,989
16,474	Jacobs Engineering Group Inc	963,070
11,105	JB Hunt Transport Services Inc	1,033,209
110,497	Johnson Controls International PLC	3,276,236
11,761	Kansas City Southern	1,122,587

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Industrial — (continued)
24,322	Keysight Technologies Inc(b)	$ 1,509,910
9,438	L3 Technologies Inc	1,639,003
30,142	Lockheed Martin Corp	7,892,381
7,909	Martin Marietta Materials Inc	1,359,320
37,145	Masco Corp	1,086,120
3,052	Mettler-Toledo International Inc(b)	1,726,150
35,029	Norfolk Southern Corp	5,238,237
21,824	Northrop Grumman Corp	5,344,698
12,763	Packaging Corp of America	1,065,200
17,114	Parker-Hannifin Corp	2,552,382
22,512	Pentair PLC	850,503
12,623	PerkinElmer Inc	991,537
35,608	Raytheon Co	5,460,487
28,814	Republic Services Inc	2,077,201
15,148	Rockwell Automation Inc	2,279,471
12,337	Roper Technologies Inc	3,288,057
18,276	Sealed Air Corp	636,736
7,760	Snap-on Inc	1,127,450
18,706	Stanley Black & Decker Inc	2,239,856
43,201	TE Connectivity Ltd	3,267,292
32,247	Textron Inc	1,483,040
5,819	TransDigm Group Inc(b)	1,978,809
90,328	Union Pacific Corp	12,486,039
85,650	United Parcel Service Inc Class B	8,353,445
99,916	United Technologies Corp	10,639,056
17,745	Vulcan Materials Co	1,753,206
47,137	Waste Management Inc	4,194,722
9,819	Waters Corp(b)	1,852,354
29,821	Westrock Co	1,126,041
20,480	Xylem Inc	1,366,426
		236,122,298
Technology — 15.46%
79,069	Accenture PLC Class A	11,149,520
95,829	Activision Blizzard Inc	4,462,756
59,978	Adobe Systems Inc(b)	13,569,423
110,471	Advanced Micro Devices Inc(b)	2,039,295
20,243	Akamai Technologies Inc(b)	1,236,442
45,968	Analog Devices Inc	3,945,433
9,922	ANSYS Inc(b)	1,418,251
557,227	Apple Inc	87,896,987
122,480	Applied Materials Inc	4,009,995
26,581	Autodesk Inc(b)	3,418,582
51,132	Broadcom Inc	13,001,845
15,075	Broadridge Financial Solutions Inc	1,450,969
37,221	Cadence Design Systems Inc(b)	1,618,369
39,325	Cerner Corp(b)	2,062,203
15,459	Citrix Systems Inc	1,583,929
73,098	Cognizant Technology Solutions Corp Class A	4,640,261
36,164	DXC Technology Co	1,922,840
36,835	Electronic Arts Inc(b)	2,906,650
Shares		Fair Value
Technology — (continued)
40,229	Fidelity National Information Services Inc	$ 4,125,484
49,950	Fiserv Inc(b)	3,670,825
17,921	Fortinet Inc(b)	1,262,176
175,719	Hewlett Packard Enterprise Co	2,321,248
192,147	HP Inc	3,931,328
565,443	Intel Corp	26,536,240
112,796	International Business Machines Corp	12,821,521
31,742	Intuit Inc	6,248,413
4,657	IPG Photonics Corp(b)	527,591
10,000	Jack Henry & Associates Inc	1,265,200
18,787	KLA-Tencor Corp	1,681,249
19,127	Lam Research Corp	2,604,524
34,657	Maxim Integrated Products Inc	1,762,308
29,752	Microchip Technology Inc	2,139,764
145,957	Micron Technology Inc(b)	4,631,216
954,171	Microsoft Corp	96,915,148
10,323	MSCI Inc Class A	1,521,920
33,598	NetApp Inc	2,004,793
74,188	NVIDIA Corp	9,904,098
313,636	Oracle Corp	14,160,665
40,011	Paychex Inc	2,606,717
17,080	Qorvo Inc(b)	1,037,268
149,768	QUALCOMM Inc	8,523,297
21,254	Red Hat Inc(b)	3,733,053
93,488	salesforce.com Inc(b)	12,805,051
29,906	Seagate Technology PLC	1,154,073
22,554	Skyworks Solutions Inc	1,511,569
17,388	Synopsys Inc(b)	1,464,765
13,690	Take-Two Interactive Software Inc(b)	1,409,249
118,703	Texas Instruments Inc	11,217,433
37,613	Western Digital Corp	1,390,553
22,108	Xerox Corp	436,854
30,569	Xilinx Inc	2,603,562
		412,262,905
Utilities — 3.24%
86,400	AES Corp	1,249,344
29,679	Alliant Energy Corp	1,253,938
28,593	Ameren Corp	1,865,121
61,062	American Electric Power Co Inc	4,563,774
20,673	American Water Works Co Inc	1,876,488
61,778	CenterPoint Energy Inc	1,743,993
32,696	CMS Energy Corp	1,623,356
40,075	Consolidated Edison Inc	3,064,134
81,404	Dominion Energy Inc	5,817,130
22,075	DTE Energy Co	2,434,873
88,092	Duke Energy Corp	7,602,340
41,121	Edison International	2,334,439
21,454	Entergy Corp	1,846,546
35,000	Evergy Inc	1,986,950
38,957	Eversource Energy	2,533,763

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Utilities — (continued)
118,057	Exelon Corp	$ 5,324,371
57,531	FirstEnergy Corp	2,160,289
58,840	NextEra Energy Inc	10,227,569
47,546	NiSource Inc	1,205,291
34,617	NRG Energy Inc	1,370,833
62,732	PG&E Corp(b)	1,489,885
15,856	Pinnacle West Capital Corp	1,350,931
91,437	PPL Corp	2,590,410
59,913	Public Service Enterprise Group Inc	3,118,472
21,085	SCANA Corp	1,007,441
32,604	Sempra Energy	3,527,427
124,078	Southern Co	5,449,506
37,890	WEC Energy Group Inc	2,624,261
65,118	Xcel Energy Inc	3,208,364
		86,451,239
TOTAL COMMON STOCK — 97.49% (Cost $1,647,759,541)		$2,600,152,318
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.43%
$64,900,000	Federal Home Loan Bank 2.17%, 01/02/2019	64,896,144
Repurchase Agreements — 0.08%
468,648	Undivided interest of 0.84% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $468,648 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(c)	468,648
468,648	Undivided interest of 0.98% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $468,648 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(c)	468,648
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 468,648	Undivided interest of 1.39% in a repurchase agreement (principal amount/value $33,818,901 with a maturity value of $33,824,537) with TD Securities (USA) Inc, 3.00%, dated 12/31/18 to be repurchased at $468,648 on 1/2/19 collateralized by Federal National Mortgage Association securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $34,495,279.(c)	$ 468,648
98,088	Undivided interest of 15.86% in a repurchase agreement (principal amount/value $619,897 with a maturity value of $620,000) with Citigroup Global Markets Inc, 3.00%, dated 12/31/18 to be repurchased at $98,088 on 1/2/19 collateralized by U.S. Treasury securities, 0.00% - 3.13%, 1/31/19 - 9/9/49, with a value of $632,295.(c)	98,088
468,648	Undivided interest of 3.24% in a repurchase agreement (principal amount/value $14,478,365 with a maturity value of $14,480,754) with Scotia Capital (USA) Inc, 2.97%, dated 12/31/18 to be repurchased at $468,648 on 1/2/19 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.75% - 5.00%, 11/15/23 - 5/15/58, with a value of $14,770,370.(c)	468,648
		1,972,680
SHORT TERM INVESTMENTS — 2.51% (Cost $66,868,824)		$ 66,868,824
TOTAL INVESTMENTS — 100.00% (Cost $1,714,628,365)		$2,667,021,142
OTHER ASSETS & LIABILITIES, NET — 0.00%		$ 77,793
TOTAL NET ASSETS — 100.00%		$2,667,098,935

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2018
(a)	All or a portion of the security is on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P 500® Emini Long Futures	594	74,404,440	March 2019	$(1,191,312)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $1,925,676 of securities on loan)(a)	$2,665,048,462
Repurchase agreements, fair value(b)	1,972,680
Cash	519,745
Cash pledged on futures contracts	6,232,133
Dividends receivable	3,013,985
Subscriptions receivable	12,606,643
Receivable for investments sold	850,762
Variation margin on futures contracts	676,223
Total Assets	2,690,920,633
LIABILITIES:
Payable for director fees	4,279
Payable for distribution fees	50,442
Payable for investments purchased	1,765,547
Payable for other accrued fees	54,929
Payable for shareholder services fees	499,702
Payable to investment adviser	381,583
Payable upon return of securities loaned	1,972,680
Redemptions payable	19,092,536
Total Liabilities	23,821,698
NET ASSETS	$2,667,098,935
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$21,092,383
Paid-in capital in excess of par	1,695,697,481
Total distributable earnings	950,309,071
NET ASSETS	$2,667,098,935
NET ASSETS BY CLASS
Investor Class	$1,382,201,090
Class L	$241,247,330
Institutional Class	$1,043,650,515
CAPITAL STOCK:
Authorized
Investor Class	200,000,000
Class L	70,000,000
Institutional Class	300,000,000
Issued and Outstanding
Investor Class	71,517,370
Class L	16,283,261
Institutional Class	123,123,200
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$19.33
Class L	$14.82
Institutional Class	$8.48
(a) Cost of investments	$1,712,655,685
(b) Cost of repurchase agreements	$1,972,680
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$641,417
Income from securities lending	57,613
Dividends	60,357,501
Total Income	61,056,531
EXPENSES:
Management fees	4,820,000
Shareholder services fees – Investor Class	5,906,896
Shareholder services fees – Class L	1,074,512
Audit and tax fees	23,253
Custodian fees	25,762
Director's fees	18,503
Distribution fees – Class L	758,107
Legal fees	2,826
Pricing fees	693
Registration fees	43,259
Shareholder report fees	71,032
Transfer agent fees	11,905
Other fees	52,642
Total Expenses	12,809,390
NET INVESTMENT INCOME	48,247,141
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	326,931,704
Net realized loss on futures contracts	(537,953)
Net Realized Gain	326,393,751
Net change in unrealized depreciation on investments	(478,413,855)
Net change in unrealized depreciation on futures contracts	(1,156,906)
Net Change in Unrealized Depreciation	(479,570,761)
Net Realized and Unrealized Loss	(153,177,010)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(104,929,869)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West S&P 500® Index Fund	2018	2017
OPERATIONS:
Net investment income	$48,247,141	$46,327,661
Net realized gain	326,393,751	99,205,561
Net change in unrealized appreciation (depreciation)	(479,570,761)	422,936,401
Net Increase (Decrease) in Net Assets Resulting from Operations	(104,929,869)	568,469,623
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(135,701,165)	(45,229,011) (a)
Class L	(29,429,049)	(10,136,134) (b)
Institutional Class	(219,740,111)	(74,869,522) (c)
From Net Investment Income and Net Realized Gains	(384,870,325)	(130,234,667)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	475,423,519	746,074,148
Class L	64,745,203	128,781,267
Institutional Class	249,746,412	185,805,159
Shares issued in reinvestment of distributions
Investor Class	135,701,165	45,229,011
Class L	29,429,049	10,136,134
Institutional Class	219,740,111	74,869,522
Shares issued in connection with fund reorganization
Investor Class	N/A	291,360,588
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(771,001,221)	(967,295,696)
Class L	(134,762,217)	(75,662,158)
Institutional Class	(365,136,423)	(220,761,387)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(96,114,402)	218,536,588
Total Increase (Decrease) in Net Assets	(585,914,596)	656,771,544
NET ASSETS:
Beginning of year	3,253,013,531	2,596,241,987
End of year	$2,667,098,935	$3,253,013,531
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	20,715,341	35,755,085
Class L	3,577,363	7,771,027
Institutional Class	22,573,607	17,374,144
Shares issued in reinvestment of distributions
Investor Class	6,904,604	2,042,751
Class L	1,945,919	579,547
Institutional Class	25,211,563	6,764,757
Shares issued in connection with fund reorganization
Investor Class	N/A	13,881,150
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(33,516,251)	(46,268,834)
Class L	(7,323,618)	(4,515,973)
Institutional Class	(31,513,399)	(20,280,896)
Net Increase	8,575,129	13,102,758
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $13,064,579 and net realized gains of $32,164,432. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	For the year ended December 31, 2017, total distributions from Class L consisted of net investment income of $2,738,206 and net realized gains of $7,397,928. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $31,990,199 and net realized gains of $42,879,323. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$22.46	0.33	(1.41)	(1.08)	(0.18)	(1.87)	(2.05)	$19.33	(4.89%)
12/31/2017	$19.04	0.31	3.71	4.02	(0.18)	(0.42)	(0.60)	$22.46	21.18%
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
12/31/2015	$18.03	0.27	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
12/31/2014	$16.38	0.24	1.89	2.13	(0.27)	(0.21)	(0.48)	$18.03	13.00%
Class L
12/31/2018	$17.71	0.21	(1.10)	(0.89)	(0.13)	(1.87)	(2.00)	$14.82	(5.22%)
12/31/2017	$15.15	0.20	2.94	3.14	(0.16)	(0.42)	(0.58)	$17.71	20.89%
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
12/31/2015	$14.63	0.19	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
12/31/2014	$13.43	0.17	1.54	1.71	(0.30)	(0.21)	(0.51)	$14.63	12.74%
Institutional Class
12/31/2018	$11.17	0.20	(0.69)	(0.49)	(0.33)	(1.87)	(2.20)	$ 8.48	(4.50%)
12/31/2017	$ 9.80	0.20	1.90	2.10	(0.31)	(0.42)	(0.73)	$11.17	21.61%
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
12/31/2015 (d)	$10.00	0.13	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2018	$1,382,201	0.51%	0.51%	1.44%	4%
12/31/2017	$1,738,709	0.54%	0.54%	1.47%	4%
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
12/31/2015	$1,309,029	0.60%	0.60%	1.47%	10%
12/31/2014	$2,153,976	0.60%	0.60%	1.42%	5%
Class L
12/31/2018	$ 241,247	0.78%	0.78%	1.17%	4%
12/31/2017	$ 320,349	0.81%	0.81%	1.20%	4%
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
12/31/2015	$ 91,235	0.85%	0.85%	1.27%	10%
12/31/2014	$ 39,654	0.85%	0.85%	1.19%	5%
Institutional Class
12/31/2018	$1,043,651	0.16%	0.16%	1.79%	4%
12/31/2017	$1,193,956	0.20%	0.20%	1.82%	4%
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
12/31/2015 (d)	$ 873,617	0.25% (g)	0.25% (g)	1.97% (g)	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2018

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,600,152,318	$ —	$ —	$ 2,600,152,318
Short Term Investments	—	66,868,824	—	66,868,824
Total Assets	$ 2,600,152,318	$ 66,868,824	$ 0	$ 2,667,021,142
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (1,191,312)	$ —	$ —	$ (1,191,312)
Total Liabilities	$ (1,191,312)	$ 0	$ 0	$ (1,191,312)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$48,060,497	$47,792,984
Long-term capital gain	336,809,828	82,441,683
	$384,870,325	$130,234,667
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$462,498
Undistributed long-term capital gains	11,694,090
Capital loss carryforwards	—
Post-October losses	(787,254)
Net unrealized appreciation	938,939,737
Tax composition of capital	$950,309,071
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(787,254)

Annual Report - December 31, 2018

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$1,726,890,093
Gross unrealized appreciation on investments	1,099,270,185
Gross unrealized depreciation on investments	(160,330,448)
Net unrealized appreciation on investments	$938,939,737
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 362 futures contracts for the reporting period.

Annual Report - December 31, 2018

Valuation of derivative investments as of December 31, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(1,191,312) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(537,953)	Net change in unrealized depreciation on futures contracts	$(1,156,906)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars and 0.11% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.23% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, no fees were available for recoupment.
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.

Annual Report - December 31, 2018

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $122,350,450 and $613,665,637, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $1,925,676 and received collateral as reported on the Statement of Assets and Liabilities of $1,972,680 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P 500® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019